PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2014	2015

Computer and transmission equipment	$17,305,410	$12,110,198
Furniture and office equipment	1,288,057	968,474
Motor vehicles	860,109	807,339
Leasehold improvements	2,885,943	2,724,033
Communication equipment	541,704	453,001
Office building	703,384	662,807

	23,584,607	17,725,852
Less: accumulated depreciation	(17,925,416)	(13,071,978)

	$5,659,191	$4,653,874

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 are $2,202,865, $2,319,480 and $2,828,428 respectively.